Customers and Other Financing and Non-Financing Receivable - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Trade and Other Receivables [Line Items]
Total customers, net	$ 132,855,625	$ 126,733,175
Accounts receivable include impairment	25,530,656	24,396,664
Impairment charge	1,133,990	15,438,558
Domestic customers
Trade and Other Receivables [Line Items]
Total customers, net	91,557,098	86,225,287
Export customers
Trade and Other Receivables [Line Items]
Total customers, net	$ 41,298,527	$ 40,507,888